9. Stock Compensation (Details - Options vested and expected to vest) (Sep. 2018 Note) - Options [Member]	6 Months Ended
Sep. 30, 2018 $ / shares shares
Options vested	356,047
Options expected to vest	18,000
Total options outstanding	374,047
Weighted average exercise price options vested | $ / shares	$ 8.83
Weighted average exercise price options expected to vest | $ / shares	$ 1.68
Weighted average remaining contractual term options vested	3 years 10 months 2 days
Weighted average remaining contractual term options expected to vest	8 years 8 months 16 days